Fair Value of Financial Instruments - Schedule of Fair Value Significant Assumptions (Details) - Level 3	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.63	22.4
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	95	82.5
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.17	1.18
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	106.5	106.5
Expected life (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	3.44	4.44
Conversion periods | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	2	2
Conversion periods | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	4	5
Future share price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1	0.1
Future share price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	405.6	340.5